Income taxes - Schedule of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Deferred Tax Assets
Tax losses	$ 35,701	$ 197,138
Other deductible temporary differences	1,216	88,388
Total unrecognized deferred tax assets	$ 36,917	$ 285,526